Finance income / (expenses), net (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Expenses Net
Finance income (cost)	€ (8,584)	€ (10,049)	€ (1,633)